Reportable Segments - Schedule of Revenue from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017	Dec. 31, 2017
Successor [Member]
Revenue from operations, Total	$ 44,986
Long-lived asset, Total	324,379
Successor [Member] | MENA [Member]
Revenue from operations, Total	44,573
Long-lived asset, Total	315,285
Successor [Member] | Other Countries [Member]
Revenue from operations, Total	413
Long-lived asset, Total	$ 9,094
Predecessor [Member]
Long-lived asset, Total						$ 264,269
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 60,185	$ 68,589	$ 137,027	$ 123,328
Long-lived asset, Total						264,269
Predecessor [Member] | MENA [Member]
Long-lived asset, Total						258,382
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		59,294	68,086	134,479	121,397
Predecessor [Member] | Other Countries [Member]
Long-lived asset, Total						$ 5,887
Predecessor [Member] | Other Countries [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 891	$ 503	$ 2,548	$ 1,931